Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bright Forward Technology Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Purchase of goods
Related parties amount	$ 878,910	$ 1,101,629	$ 613,242
K-Mark Industrial Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Purchase of goods
Related parties amount		317,060	1,332,609
Goldin Enterprise Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Payments of lease liabilities
Related parties amount			92,027
Remarkable Group Holdings Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Payments of lease liabilities
Related parties amount			$ 15,338